4. Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended	5 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	May 10, 2017	Dec. 31, 2017	Oct. 10, 2017	Oct. 04, 2017	Aug. 09, 2019	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Issuance of common stock to Sponsor, value						$ 25,000
Management fee expense		$ 28,710							$ 120,000
Common stock owned/outstanding		4,346,557				4,346,557	23,176,146		4,411,914
Proceeds from note payable							$ 0	$ 11,174,913
Amounts due to Former Parent							$ 0		$ 33,019,510
Weighted average balance of advances					$ 32,788,017			$ 20,143,485
Repayment to Former Parent in connection with merger					$ 32,672,622
Sponsor [Member]
Issuance of common stock to Sponsor, shares			445,000
Sponsor [Member] | Founder Shares [Member]
Issuance of common stock to Sponsor, shares	2,875,000
Issuance of common stock to Sponsor, value	$ 25,000
Stock dividend, shares issued				575,000
Common stock owned/outstanding				3,450,000